Income Taxes (Details) - Schedule of Income Tax Benefits (Expenses) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Benefits [Abstract]
Current income tax expenses
Deferred income tax benefits (expense)	578	(37)
Total	$ 578	$ (37)